RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

6. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of September 30, 2012 and December 31, 2011, accrued restructuring costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2012	$73	$-	$11	$8	$92
2012 charges for 2007 and prior initiatives	2	-	-	-	2
2012 charges for 2009 initiatives	1	-	-	4	5
2012 charges for 2010 initiatives	-	-	-	1	1
2012 charges for 2011 initiatives	4	1	-	4	9
2012 charges for 2012 initiatives	33	-	-	6	39
Reversal of reserves no longer required	(13)	-	-	(1)	(14)
2012 payments for 2007 and prior initiatives	(1)	-	(1)	(1)	(3)
2012 payments for 2009 initiatives	(2)	-	-	(4)	(6)
2012 payments for 2010 initiatives	(2)	-	(1)	-	(3)
2012 payments for 2011 initiatives	(19)	(1)	-	(4)	(24)
2012 payments for 2012 initiatives	(4)	-	-	(5)	(9)
Foreign currency effect on liability balance	1	-	-	-	1

Accrued liabilities as of September 30, 2012	$73	$-	$9	$8	$90

(1)
The total workforce reduction reserves of $73 million relate to the termination of 581 positions, of which 544 positions had not been terminated as of September 30, 2012.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2012	$-	$1	$12	$69	$3	$6	$1	$92
2012 charges for 2007 and prior initiatives	-	-	-	2	-	-	-	2
2012 charges for 2009 initiatives	-	-	1	-	4	-	-	5
2012 charges for 2010 initiatives	-	-	-	-	-	-	1	1
2012 charges for 2011 initiatives	-	-	3	6	-	-	-	9
2012 charges for 2012 initiatives	37	-	2	-	-	-	-	39
Reversal of reserves no longer required	-	-	-	(14)	-	-	-	(14)
2012 payments for 2007 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2012 payments for 2009 initiatives	-	-	(1)	-	(5)	-	-	(6)
2012 payments for 2010 initiatives	-	(1)	-	(1)	-	-	(1)	(3)
2012 payments for 2011 initiatives	-	-	(12)	(12)	-	-	-	(24)
2012 payments for 2012 initiatives	(7)	-	(2)	-	-	-	-	(9)
Foreign currency effect on liability balance	-	-	-	1	1	-	(1)	1

Accrued liabilities as of September 30, 2012	$30	$-	$3	$49	$2	$6	$-	$90

Current portion of restructuring reserves	$18	$-	$2	$28	$2	$6	$-	$56
Long-term portion of restructuring reserve	12	-	1	21	-	-	-	34
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	1	-	-	15	-	-	-	16
Estimated additional charges beyond one year	-	-	-	4	-	-	-	4

        Details with respect to cash and noncash restructuring charges for the three and nine months ended September 30, 2012 and 2011 by initiative are provided below (dollars in millions):

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Cash charges:
2012 charges for 2007 and prior initiatives	$-	$2
2012 charges for 2009 initiatives	1	5
2012 charges for 2010 initiatives	-	1
2012 charges for 2011 initiatives	5	9
2012 charges for 2012 initiatives	33	39
Reversal of reserves no longer required	(1)	(14)
Noncash charges	9	10

Total 2012 Restructuring, Impairment and Plant Closing Costs	$47	$52

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Cash charges:
2011 charges for 2007 and prior initiatives	$-	$2
2011 charges for 2009 initiatives	2	5
2011 charges for 2010 initiatives	2	5
2011 charges for 2011 initiatives	99	110
Reversal of reserves no longer required	(1)	(4)
Noncash charges	53	53

Total 2011 Restructuring, Impairment and Plant Closing Costs	$155	$171

2012 RESTRUCTURING ACTIVITIES

        During the nine months ended September 30, 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by approximately $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $37 million during the nine months ended September 30, 2012 primarily for workforce reductions. We expect to incur additional charges of approximately $1 million relating to this program through September 2013.

        During the nine months ended September 30, 2012, our Advanced Materials segment recorded charges of $6 million primarily related to the reorganization of our global business structure, the relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas and a redesign of our planning process focused on inventory reduction. In connection with the restructuring in Switzerland, we recorded a $3 million noncash charge related to a pension settlement loss.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan, during the nine months ended September 30, 2012, we recorded charges of $5 million and a $2 million noncash charge for asset impairments and a $5 million noncash charge for a pension settlement loss. We expect to incur additional restructuring and plant closing charges, excluding site exit costs, of approximately $19 million through December 31, 2014. In addition, during the nine months ended September 30, 2012, our Textile Effects segment recorded charges of $3 million primarily related to the closure of our St. Fons, France facility and a global transfer pricing initiative. Also during the nine months ended September 30, 2012, we reversed $14 million of reserves that were no longer required for workforce reductions at our production facility in Langweid, Germany, the consolidation of manufacturing activities and processes at our site in Basel, Switzerland and closure of our production facilities in Basel, Switzerland.

        During the nine months ended September 30, 2012, our Pigments segment recorded charges of $4 million related to the closure of our Grimsby, U.K. plant.

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of December 31, 2011, 2010 and 2009, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non- cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2009	$68	$2	$2	$3	$75
Adjustment to Textile Effects opening balance sheet liabilities	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	1	-	-	1
2009 charges for 2008 initiatives	5	-	-	-	5
2009 charges for 2009 initiatives	56	8	-	14	78
Reversal of reserves no longer required	(8)	-	-	-	(8)
2009 payments for 2005 and prior initiatives	(5)	-	-	-	(5)
2009 payments for 2006 initiatives	(28)	(1)	-	-	(29)
2009 payments for 2008 initiatives	(17)	-	-	-	(17)
2009 payments for 2009 initiatives	(32)	(8)	-	(12)	(52)
Net activity of discontinued operations	26	-	-	8	34
Foreign currency effect on reserve balance	-	-	-	(2)	(2)

Accrued liabilities as of December 31, 2009	60	2	2	11	75
2010 charges for 2005 and prior initiatives	1	-	-	-	1
2010 charges for 2008 initiatives	1	-	-	-	1
2010 charges for 2009 initiatives	4	-	-	5	9
2010 charges for 2010 initiatives	22	-	-	1	23
Reversal of reserves no longer required	(6)	-	(1)	-	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	-	-	(2)
2010 payments for 2006 initiatives	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(7)	-	-	-	(7)
2010 payments for 2009 initiatives	(11)	-	-	(5)	(16)
2010 payments for 2010 initiatives	(1)	-	-	(2)	(3)
Net activity of discontinued operations	(26)	-	-	-	(26)
Foreign currency effect on liability balance	3	-	-	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	-	-	-	1
2011 charges for 2009 initiatives	1	-	-	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	-	1	1	89
Reversal of reserves no longer required	(5)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	(1)	-	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	-	-	-	(2)
2011 payments for 2009 initiatives	(6)	-	-	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	-	(1)	(21)
2011 payments for 2011 initiatives	(13)	-	-	(1)	(14)
Net activity of discontinued operations	-	-	-	(2)	(2)
Foreign currency effect on liability balance	(10)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$73	$-	$11	$8	$92

(1)
The total workforce reduction reserves of $73 million relate to the termination of 699 positions, of which 650 positions had not been terminated as of December 31, 2011.

(2)
Accrued liabilities remaining at December 31, 2011 and 2010 by year of initiatives were as follows (dollars in millions):

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2009	$3	$1	$1	$63	$7	$-	$-	$75
Adjustment to Textile Effects opening balance sheet liabilities	-	-	-	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	-	-	1	-	-	-	1
2009 charges for 2008 initiatives	1	-	-	2	2	-	-	5
2009 charges for 2009 initiatives	-	-	12	10	45	-	11	78
Reversal of reserves no longer required	-	-	-	(7)	(1)	-	-	(8)
2009 payments for 2005 and prior initiatives	(2)	(1)	-	-	(2)	-	-	(5)
2009 payments for 2006 initiatives	-	-	-	(29)	-	-	-	(29)
2009 payments for 2008 initiatives	-	-	-	(13)	(4)	-	-	(17)
2009 payments for 2009 initiatives	-	-	(6)	(4)	(35)	-	(7)	(52)
Net activity of discontinued operations	-	-	-	-	-	34	-	34
Foreign currency effect on liability balance	-	-	-	(1)	(1)	-	-	(2)

Accrued liabilities as of December 31, 2009	2	-	7	17	11	34	4	75
2010 charges for 2005 initiatives	-	-	-	-	1	-	-	1
2010 charges for 2008 initiatives	-	-	-	1	-	-	-	1
2010 charges for 2009 initiatives	-	-	1	-	8	-	-	9
2010 charges for 2010 initiatives	-	2	-	15	-	-	6	23
Reversal of reserves no longer required	-	-	(3)	(1)	(2)	-	(1)	(7)
2010 payments for 2005 initiatives	(1)	-	-	-	(1)	-	-	(2)
2010 payments for 2006 initiatives	-	-	-	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(1)	-	-	(5)	(1)	-	-	(7)
2010 payments for 2009 initiatives	-	-	(3)	(2)	(8)	-	(3)	(16)
2010 payments for 2010 initiatives	-	(1)	-	-	-	-	(2)	(3)
Net activity of discontinued operations	-	-	-	-	-	(26)	-	(26)
Foreign currency effect on liability balance	-	-	-	3	-	-	1	4

Accrued liabilities as of December 31, 2010	-	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	-	-	-	1	-	-	-	1
2011 charges for 2009 Initiatives	-	-	-	-	7	-	-	7
2011 charges for 2010 Initiatives	-	-	-	13	-	-	2	15
2011 charges for 2011 Initiatives	-	-	21	65	3	-	-	89
Reversal of reserves no longer required	-	-	(1)	(4)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2011 payments for 2008 Initiatives	-	-	-	(1)	(1)	-	-	(2)
2011 payments for 2009 Initiatives	-	-	(1)	-	(11)	-	-	(12)
2011 payments for 2010 Initiatives	-	-	-	(15)	-	-	(6)	(21)
2011 payments for 2011 Initiatives	-	-	(7)	(5)	(2)	-	-	(14)
Net activity of discontinued operations	-	-	-	-	-	(2)	-	(2)
Foreign currency effect on liability balance	-	-	(2)	(8)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$-	$1	$12	$69	$3	$6	$1	$92

Current portion of restructuring reserves	$-	$1	$11	$69	$3	$6	$1	$91
Long-term portion of restructuring reserve	-	-	1	-	-	-	-	1
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$-	$-	$1	$10	$6	$-	$-	$17
Estimated additional charges beyond one year	-	-	-	15	-	-	-	15

        Details with respect to cash and non-cash restructuring charges for the years ended December 31, 2011, 2010 and 2009 by initiative are provided below (dollars in millions):

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

Cash charges:
2009 charges for 2006 initiatives	$1
2009 charges for 2008 initiatives	5
2009 charges for 2009 initiatives	78
Reversal of reserves no longer required	(8)
Non-cash charges	12

Total 2009 Restructuring, Impairment and Plant Closing Costs	$88

2011 RESTRUCTURING ACTIVITIES

        As of December 31, 2011, our Advanced Materials segment restructuring reserve consisted of $12 million related to workforce reductions in connection with a reorganization of its global structure and relocation of its divisional headquarters from Basel, Switzerland to The Woodlands, Texas. During 2011, our Advanced Materials segment recorded net charges of $20 million primarily related this activity. We expect to incur additional charges of $1 million through December 31, 2012 related to the relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction, a pension curtailment gain of $38 million and $53 million for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility. For purposes of calculating the impairment charge, the fair value of the Basel, Switzerland manufacturing facility was based on the discounted cash flows of that facility. We expect to incur additional restructuring and plant closing charges of approximately $25 million through 2014. As of December 31, 2011, our Textile Effects segment restructuring reserve consisted of $69 million of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $2 million related to workforce reductions at our production facility in Langweid, Germany, $2 million related to the simplification of the commercial organization and optimization of our distribution network, $15 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland, $47 million related to the closure of our production facilities and business support offices in Basel, Switzerland and $1 million related to the consolidation of our North Carolina sites.

        In addition, during 2011, our Textile Effects segment recorded charges of $22 million of which $5 million related to simplification of the commercial organization and optimization of our distribution network, $12 million related to non-workforce reductions incurred for the consolidation of our Switzerland manufacturing facilities, and $4 million related to the consolidation of our North Carolina sites. We reversed charges of $4 million which were no longer required for workforce reductions at our production facility in Langweid, Germany and the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2011, our Pigments segment restructuring reserve consisted of $3 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2011, our Pigments segment recorded charges of $10 million of which $7 million related to the closure of our Grimsby, U.K. plant and $3 million related to workforce reductions at our Umbogintwini, South Africa plant. We expect to incur additional charges of $6 million through December 31, 2013, primarily related to the closure of our Grimsby, U.K. plant and workforce reductions at Scarlino, Italy.

        The restructuring reserve related to discontinued operations as of December 31, 2011 of $6 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations-Australian Styrenics Business Shutdown."

        As of December 31, 2011, our Corporate and other segment restructuring reserve consisted of $1 million primarily related to a reorganization and regional consolidation of our transactional accounting activities. During 2011, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.

2010 RESTRUCTURING ACTIVITIES

        As of December 31, 2010, our Performance Products segment restructuring reserve consisted of $1 million related to workforce reductions in connection with a new Performance Products organizational structure. During 2010, we recorded charges of $2 million related to workforce reductions in connection with this project.

        As of December 31, 2010, our Advanced Materials segment restructuring reserve consisted of $2 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2010, we recorded net reversals of $2 million primarily related to workforce reductions in connection to this project.

        As of December 31, 2010, our Textile Effects segment restructuring reserve consisted of $25 million of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $1 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, $3 million related to workforce reductions at our production facility in Langweid, Germany, and $19 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland. During 2010, our Textile Effects segment recorded net charges of $15 million primarily related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2010, our Pigments segment restructuring reserve consisted of $8 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2010, our Pigments segment recorded net charges of $7 million primarily related to the closure of our Grimsby, U.K. plant. We expect to incur additional charges of $8 million through December 31, 2012, primarily related to the closure of our Grimsby, U.K. plant.

        The restructuring reserve related to discontinued operations as of December 31, 2010 of $8 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations-Australian Styrenics Business Shutdown."

        As of December 31, 2010, our Corporate and other segment restructuring reserve consisted of $5 million primarily related to a reorganization and regional consolidation of our transactional accounting and purchasing activities. During 2010, we recorded net charges of $5 million in Corporate and other primarily related to workforce reductions in connection with these projects.

2009 RESTRUCTURING ACTIVITIES

        As of December 31, 2009, our Polyurethanes segment restructuring reserve consisted of $2 million related to restructuring initiatives at our Rozenburg, The Netherlands site (as announced in 2003).

        As of December 31, 2009, our Advanced Materials segment restructuring reserve consisted of $7 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2009, we recorded charges of $12 million related to this reorganization project.

        As of December 31, 2009, our Textile Effects segment restructuring reserve consisted of $17 million, of which $5 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $5 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, and $7 million related to workforce reductions at our production facility in Langweid, Germany. During 2009, we recorded charges of $13 million primarily related to workforce reductions at our Germany production facility. We also reversed accruals of $7 million primarily related to the streamlining of the textile effects business and $5 million related to certain employee termination costs recorded in connection with the Textile Effects Acquisition.

        As of December 31, 2009, our Pigments segment restructuring reserve consisted of $11 million primarily related to workforce reductions at our Huelva, Spain plant. During 2009, we recorded charges of $47 million, of which $29 million primarily related to the closure of our Grimsby plant and $18 million primarily related to workforce reductions at our Huelva, Spain plant. Of the $29 million of charges at our Grimsby plant, $14 million related to contract terminations, $7 million related to workforce reductions and $8 million related to decommissioning. We also recorded non-cash charges of $4 million primarily related to a provision against engineering spare parts at our Grimsby plant.

        As of December 31, 2009, the restructuring reserve associated with discontinued operations of $34 million related to the closure of our former styrenics business in West Footscray, Australia. During 2009, we recorded charges of $63 million in discontinued operations related to the closure of this business, of which $25 million related to workforce reductions, $30 million related to estimated environmental remediation costs and $8 million related to contract termination costs.

        As of December 31, 2009, our Corporate and other segment restructuring reserve consisted of $4 million related to our 2009 fixed cost reduction project announced in the first quarter of 2009. During 2009, we recorded charges of $11 million and non-cash charges of $3 million in Corporate and other related to other aspects of our 2009 fixed cost reduction project.